NET INCOME PER SHARE - Computation of earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Numerator:
Net income attributable to ordinary shareholders of the Company | $		$ 11,337,721	$ 5,443,094	$ 4,281,474
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,114,463,205	1,104,199,740	1,104,899,411
Net income per share attributable to ordinary shareholders of the Company - basic | (per share)	$ 1.31	$ 10.17	$ 4.93	$ 3.88
Numerator:
Net income attributable to ordinary Shareholders of the Company | $		$ 11,337,721	$ 5,443,094	$ 4,281,474
Denominator:
Weighted average number of ordinary shares outstanding - basic		1,114,463,205	1,104,199,740	1,104,899,411
Weighted average number of ordinary shares outstanding - diluted		1,130,846,701	1,120,478,183	1,119,653,571
Net income per share attributable to ordinary shareholders of the Company - diluted | (per share)	$ 1.29	$ 10.03	$ 4.86	$ 3.82
Employee Stock Option
Denominator:
Weighted average number of ordinary shares outstanding - basic		16,383,496	16,278,443	14,754,160
Denominator:
Weighted average number of ordinary shares outstanding - basic		16,383,496	16,278,443	14,754,160